Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income /(Loss) Before Income Taxes from Continuing Operations

Significant components of the provision for income taxes on earnings for the six months ended June 30, 2024 and 2025 are as follows:

	Six months ended June 30,
	2024	2025
	$	$
	Unaudited	Unaudited
Current:	505	(47)
Deferred:	—	—
Provision for income tax benefit (expenses)	505	(47)

Schedule of Reconciliation between Total Income Tax Expense

Reconciliation between total income tax expense and the amount computed by applying the U.S. statutory income tax rate to income before income taxes is as follows:

	Six months ended June 30,
	2024	2025
	%	%
	Unaudited	Unaudited
Weighted average statuary tax rate	21%	21%
States taxes, net of federal benefit	6%	(2)%
Tax effect of non-deductible expenses	(1)%	—%
Tax effect of non-taxable income	—%	—%
Changes in valuation allowance	(28)%	(17)%
Effect of tax amendment	177%	—%
Effective tax rate	175%	2%